Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 01, 2015
Commitments and Contingencies [Line Items]
Security Deposit									$ 18,993
Operating Leases, Rent Expense				$ 27,152	$ 27,152	$ 54,303	$ 54,303	$ 108,623	108,372
Future unconditional guarantee paid						2,200,000
Payments On Guaranteed Payment Liability								0	$ 1,000,000
Guaranteed Benefit Liability, Net								2,076,767
Patents [Member] | Guarantee Agreement One [Member]
Commitments and Contingencies [Line Items]
Future unconditional guarantee paid						18,000,000		18,000,000
Discount Rate									12.00%
Payments On Guaranteed Accured Interest								1,000,000
Payments On Deferred Expenses								16,300,000
Payments On Guaranteed Payment Liability								$ 16,300,000
Patents [Member] | Guarantee Agreement Two [Member]
Commitments and Contingencies [Line Items]
Payments On Guaranteed Payment Liability						$ 2,200,000
Guaranteed Benefit Liability, Net											$ 2,000,000
Loss Contingency, Settlement Agreement, Terms								payments may be paid at a 10% discount if paid 45 days or more in advance of their respective due dates
Patents [Member] | Guarantee Agreement Two [Member] | January 31, 2016 [Member]
Commitments and Contingencies [Line Items]
Payments On Guaranteed Payment Liability		$ 550,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Guaranteed Benefit Liability, Net										$ 2,200,000
Subsequent Event [Member] | Patents [Member] | Guarantee Agreement Two [Member] | January 31, 2016 [Member]
Commitments and Contingencies [Line Items]
Payments On Guaranteed Payment Liability		$ 550,000
Subsequent Event [Member] | Patents [Member] | Guarantee Agreement Two [Member] | July 1, 2016 [Member]
Commitments and Contingencies [Line Items]
Payments On Guaranteed Accured Interest	$ 95,000
Payments On Guaranteed Payment Liability	$ 1,650,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Operating lease rent			$ 9,200
Maximum [Member]
Commitments and Contingencies [Line Items]
Operating lease rent			$ 9,800